Share-Based Payments	6 Months Ended
Jun. 30, 2021
Disclosure of share-based payment arrangements [text block] [Abstract]
SHARE-BASED PAYMENTS

11. SHARE-BASED PAYMENTS

On 3 June 2020, the Board of Directors approved the Group’s share-based employee compensation plan, the 2020 Omnibus Incentive Plan (“the Plan”). Under the Plan, the following awards may be granted:

-	Options to buy Common Shares (“Stock Options”), which may be either incentive stock options (“Incentive Stock Options” or “ISOs”) qualified under Section 422 of the Internal Revenue Code of 1986, as amended (the “Code”), or non-qualified stock options (“Non-Qualified Stock Options” or “NQSOs”), which do not satisfy the requirements of Incentive Stock Options;
-	Share appreciation rights (“SARs”) (including tandem, non-tandem and limited SARs);
-	Restricted shares awards (“Restricted Shares Awards”);
-	Performance awards denominated in Common Shares or cash (“Performance Awards”);
-	Other share-based awards (“Other Share-Based Awards”), including but not limited to restricted share units (“RSUs”); and
-	Other cash-based awards (“Other Cash-Based Awards”).

On 30 September 2020, the Board of Directors approved the grant of 134,500 restricted shares (the “Restricted Shares Awards”) to certain participants (designated employees) with the following salient features:

Grant date	7 October 2020
First vesting date (tranche 1)	2 January 2021
Second vesting date (tranche 2)	2 January 2022
Third vesting date (tranche 3)	2 January 2023
Total number of restricted shares awards	134,500
Number of restricted shares awards vesting each period	44,833
Grant date fair value (USD)	7.896

On 16 February 2021, the Board of Directors approved the grant of 180,000 restricted shares to certain participants (designated employees) with the following salient features:

Grant date	16 February 2021
First vesting date (tranche 1)	2 January 2022
Second vesting date (tranche 2)	2 January 2023
Third vesting date (tranche 3)	2 January 2024
Total number of restricted shares awards	180,000
Number of restricted shares awards vesting each period	60,000
Grant date fair value (USD)	7.940

On 31 March 2021, the Board of Directors approved the grant of 132,190 restricted shares to Wasef Jabsheh (designated employee) with the following salient features:

Grant date	31 March 2021
First vesting date (tranche 1)	2 January 2022
Second vesting date (tranche 2)	2 January 2023
Third vesting date (tranche 3)	2 January 2024
Total number of restricted shares awards	132,190
Number of restricted shares awards vesting each period	44,063
Grant date fair value (USD)	8.170

Grant date fair values represent the closing quoted prices of the Company’s share on Nasdaq on the dates when awards were officially communicated to the participants and shall be applicable for all the three vesting tranches.

Participant’s continued service with the Company or any of its Subsidiaries on each applicable vesting date is the only vesting condition to be met. There is no other performance related condition attached to the vesting of shares.

The movement on the number of restricted shares during the period / year is as follows:

	30 June 2021	31 December 2020

Balance at 1 January	134,500	-
Restricted shares granted	312,190	134,500
Restricted shares vested	(44,833)	-
Restricted shares forfeited	(2,000)	-
Balance at end of the period / year	399,857	134,500

The Company has applied the graded vesting method in recognition of share-based payment expense. Accordingly, the Company has assessed the expected length of service period from date of shares grant until end of each vesting period respectively and considered this to determine proportionate earnout shares at 30 June 2021 and 31 December 2020 attributed to each vesting tranche.

Number of earnout shares to be considered for accounting purposes at year end for each tranche are as follow:

	Grant	Days from grant date	Earn out shares from first vesting (tranche 1)	Earn out shares from second vesting (tranche 2)	Earn out shares from third vesting (tranche 3)	Total
30 June 2021	30 September 2020 grant	267	1,019	17,324	9,594	27,937
	16 February 2021 grant	92	14,582	6,304	4,022	24,908
	31 March 2021 grant	135	25,234	11,807	7,707	44,748
	Total		40,835	35,435	21,323	97,593

31 December 2020	30 September 2020 grant	88	43,814	8,511	4,714	57,039

Accordingly, total earnout shares of 97,593 at 30 June 2021 (31 December 2020: 57,039) are measured at the shares grant date fair value to arrive at expense recognized for the share based payment. For the period ended 30 June 2021, share-based payments expense of USD 779 thousand (30 June 2020: Nil) was recorded in the interim condensed consolidated statement of income with a corresponding credit to common shares and share premium as shown in the interim condensed consolidated statement of changes in equity.